Document and Entity Information	Aug. 12, 2024
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Aug. 12, 2024
Entity Registrant Name	INTEGRATED RAIL AND RESOURCES ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41048
Entity Tax Identification Number	86-2581754
Entity Address Address Line 1	400 W. Morse Boulevard, Suite 220
Entity Address City Or Town	Winter Park
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32789
City Area Code	321
Local Phone Number	972-1583
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001854795
Warrants [Member]
Entity Listings [Line Items]
Security 12b Title	Warrants
Trading Symbol	IRRXW
Security Exchange Name	NONE
Shares of Class A common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	IRRX
Security Exchange Name	NONE
Common Class A [Member]
Entity Listings [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	IRRXU
Security Exchange Name	NONE